VESSELS UNDER FINANCE LEASE, NET (Narrative) (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($) containership numberOfVessels	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Vessels under finance lease, net	$ 717,417		$ 714,476
Finance Lease, Right-of-Use Asset Gross, Before Accumulated Amortization	777,225		755,058
Direct Finance Lease, Right-Of-Use Asset, Accumulated Amortization	(59,808)		$ (40,582)
Depreciation	$ 55,298	$ 58,648
Number of Container Vessels accounted for as right of use assets | numberOfVessels	7
Vessels Under Finance Lease, Additions	$ 22,200
Number of Vessels Under Finance Lease with Capital Additions | containership	3
13,800 TEU Containership [Member]
Property, Plant and Equipment [Line Items]
Number of Container Vessels accounted for as right of use assets | containership	4
10,600 TEU Containership [Member]
Property, Plant and Equipment [Line Items]
Number of Container Vessels accounted for as right of use assets | containership	3
Vessels Under Finance Lease, Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Depreciation	$ (19,226)
Capitalized costs	0
Vessels Under Finance Lease, Net
Property, Plant and Equipment [Line Items]
Depreciation	(19,226)
Capitalized costs	22,167
Vessels Under Finance Lease, Cost
Property, Plant and Equipment [Line Items]
Depreciation	0
Capitalized costs	$ 22,167